EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS (Details - Finance income (costs)) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Interest on lease liabilities	$ (2,425)	$ (1,217)	$ (817)
Cryptocurrency transaction service fee	(159)	(109)	(458)
Gain / (loss) on foreign currency transactions	(2,881)	(226)	618
Interest income	4,291	2,947	419
Interest expense on bank loan		(3)	(6)
Interest expense on convertible debt	(2,778)	(1,223)
Others	(229)	(110)	(136)
Total	$ (4,181)	$ 59	$ (380)